Pension and Other Benefit Programs (Narrative) (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Document Period End Date		Dec. 31, 2016
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		4.50%
2014		$ 10,000,000
Defined Benefit Plan, Participants			2,725
Settlement Participants			935
Percentage of Participants, Settlement Acceptance			34.00%
Defined Benefit Plan, Settlements, Benefit Obligation			$ 55,000,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments			4,000,000
Defined Contribution Plan, Cost Recognized		31,000,000	21,000,000	$ 29,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		430,000,000	478,000,000
Company contributions		10,000,000	10,000,000	$ 51,000,000
Net periodic post-retirement benefit costs		$ 1,000,000	$ 2,000,000
Discount rate		3.90%	4.10%
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash Surrender Value of Life Insurance		$ 53,000,000	$ 51,000,000
Benefits paid		9,000,000	11,000,000
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid		14,000,000	14,000,000
Net periodic post-retirement benefit costs	$ 9,000,000	7,000,000	$ 8,000,000
Anticipated Medicare Subsidy Receipts		$ 11,000,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		65.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		35.00%